Summary of Changes in ROU Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases
Beginning balance	$ 8,609	$ 15,324
Additions, cost	236,201
Interest expense	(82,565)	1,378
Lease payments	6,314	(5,499)
Foreign exchange impact	(195)	(2,594)
Ending balance	$ 168,364	$ 8,609